Expense Example	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	530	743	974	1,635	260	540	945	2,077	58	228	413	946	534	745	973	1,628	264	542	944	2,071	62	230	412	939	528	745	980	1,653	258	542	952	2,095	56	230	420	967	537	737	955	1,579	267	534	926	2,024	65	222	393	887	533	721	926	1,514	263	518	897	1,960	61	205	362	817